Debt	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC
Debt

7.DEBT

Debt consisted of the following as of July 2, 2016 and January 2, 2016:

	July 2,	January 2,
	2016	2016
Revolving credit facility	$14,000	$—
Term Loan, due 2022:
$643.5 million and $646.8 million, net of $2.8 million and $3.1 million discount at July 2, 2016 and January 2, 2016, respectively	$640,676	$643,693
8 1⁄2% Senior Notes, due 2022	250,000	—
6 1⁄8% Senior Notes, due 2023:
$650 million, net of $1.7 million and $1.8 million discount at July 2, 2016 and January 2, 2016, respectively	648,286	648,165
Total	1,538,962	1,291,858
Current portion of long-term debt	6,500	6,500
Long-term debt	$1,532,462	$1,285,358

The contractual payments of long-term debt, including current maturities, for the five years subsequent to July 2, 2016, are as follows:

2016 (six months)	$3,250
2017	6,500
2018	4,875
2019	6,500
2020	8,125
2021	6,500
Thereafter	1,507,750
Total	1,543,500
Less: Original issue net discount	(4,538)
Less: Capitalized loan costs	(15,729)
Total debt	$1,523,233

Senior Notes— On March 8, 2016, Summit LLC and Summit Materials Finance Corp., an indirect wholly-owned subsidiary of Summit LLC ("Finance Corp." and with Summit LLC, the “Issuers”) issued $250.0 million of 8.500% senior notes due April 15, 2022 (the “2022 Notes”). The 2022 Notes were issued at 100.0% of their par value with proceeds of $246.3 million, net of related fees and expenses. The proceeds from the sale of the 2022 Notes were used to fund the acquisition of Boxley, replenish cash used for the acquisition of AMC and the expenses incurred in connection with these acquisitions. The 2022 Notes were issued under an indenture dated March 8, 2016 (as amended and supplemented, the “2016 Indenture”). The 2016 Indenture contains covenants limiting, among other things, Summit LLC and its restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred shares, pay dividends, redeem stock or make other distributions, make certain investments, sell or transfer certain assets, create liens, consolidate, merge, sell or otherwise dispose of all or substantially all of the company’s assets, enter into certain transactions with affiliates, and designate subsidiaries as unrestricted subsidiaries. The 2016 Indenture also contains customary events of default. Interest on the 2022 Notes is payable semi-annually in arrears on April 15 and October 15 of each year commencing on October 15, 2016.

In 2015, the Issuers issued $650.0 million of 6.125% senior notes due July 2023 (the “2023 Notes” and collectively with the 2022 Notes, the “Senior Notes”). The net proceeds from the 2023 Notes, with proceeds from the refinancing of the term loan described below, were used to pay the $370.0 million initial purchase price for the Davenport Assets, to redeem $336.8 million in aggregate principal amount of the then outstanding 2020 Notes and pay related fees and expenses. Of the aggregate $650.0 million of 2023 Notes, $350.0 million were issued at par and $300.0 million were issued at 99.375% of par. The 2023 Notes were issued under an indenture dated July 8, 2015, the terms of which are generally consistent with the 2016 Indenture. Interest on the 2023 Notes is payable semi-annually in arrears on January 15 and July 15 of each year commencing on January 15, 2016.

In April, August and November 2015, using proceeds from the IPO, the refinancing of the term loan described below and the proceeds from the 2023 Notes, $288.2 million, $183.0 million and $153.8 million, respectively, in aggregate principal amount of the then outstanding 2020 Notes were redeemed at a price equal to par plus an applicable premium and the indenture under which the 2020 Notes were issued was satisfied and discharged. As a result of the redemptions, net charges of $56.5 million were recognized for the year ended January 2, 2016. The fees included $66.6 million for the applicable prepayment premium and $11.9 million for the write-off of deferred financing fees, partially offset by $22.0 million of net benefit from the write-off of the original issuance net premium for the year ended January 2, 2016.

As of July 2, 2016 and January 2, 2016, the Company was in compliance with all covenants under the applicable indentures.

Senior Secured Credit Facilities— Summit LLC has credit facilities that provide for term loans in an aggregate amount of $650.0 million and revolving credit commitments in an aggregate amount of $235.0 million (the “Senior Secured Credit Facilities”). Under the Senior Secured Credit Facilities, required principal repayments of 0.25% of term debt are due on the last business day of each March, June, September and December. The unpaid principal balance is due in full on the maturity date, which is July 17, 2022. On July 17, 2015, Summit LLC refinanced its term loan under the Senior Secured Credit Facilities (the “Refinancing”). The Refinancing, among other things: (i) reduced the applicable margins used to calculate interest rates for term loans under the Senior Secured Credit Facilities to 3.25% for LIBOR rate loans and 2.25% for base rate loans, subject to a LIBOR floor of 1.00% (and one 25 basis point step down upon Summit LLC achieving a certain first lien net leverage ratio); (ii) increased term loans borrowed under the term loan facility from $422.0 million to an aggregate $650.0 million; and (iii) created additional flexibility under the financial maintenance covenants, which are tested quarterly, by increasing the applicable maximum Consolidated First Lien Net Leverage Ratio (as defined in the credit agreement governing the Senior Secured Credit Facilities, the “Credit Agreement”).

On March 11, 2015, Summit LLC entered into Amendment No. 3 to the Credit Agreement, which became effective on March 17, 2015 upon the consummation of the IPO. The amendment: (i) increased the size of the revolving credit facility from $150.0 million to $235.0 million; (ii) extended the maturity date of the revolving credit facility to March 11, 2020; (iii) amended certain covenants; and (iv) permits periodic tax distributions as contemplated in a tax receivable agreement, dated March 11, 2015. As a result of this amendment, $0.8 million of financing fees were recognized in the six months ended June 27, 2015.

The revolving credit facility bears interest per annum equal to, at Summit LLC’s option, either (i) a base rate determined by reference to the highest of (a) the federal funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) LIBOR plus 1.00%, plus an applicable margin of 2.25% for base rate loans or (ii) a LIBOR rate determined by reference to Reuters prior to the interest period relevant to such borrowing adjusted for certain additional costs plus an applicable margin of 3.25% for LIBOR rate loans.

There were $14.0 million of outstanding borrowings under the revolving credit facility as of July 2, 2016, leaving remaining borrowing capacity of $195.4 million, which is net of $25.6 million of outstanding letters of credit. The outstanding letters of credit are renewed annually and support required bonding on construction projects and the Company’s insurance liabilities.

Summit LLC’s Consolidated First Lien Net Leverage Ratio, as such term is defined in the Credit Agreement, should be no greater than 4.75:1.0 as of each quarter-end. As of July 2, 2016 and January 2, 2016, Summit LLC was in compliance with all covenants.

Summit LLC’s wholly-owned domestic subsidiary companies, subject to certain exclusions and exceptions, are named as subsidiary guarantors of the Senior Notes and the Senior Secured Credit Facilities. In addition, Summit LLC has pledged substantially all of its assets as collateral, subject to certain exclusions and exceptions, for the Senior Secured Credit Facilities.

Interest expense related to debt totaled $40.2 million in the six months ended July 2, 2016 and $36.8 million in the six months ended June 27, 2015.

The following table presents the activity for the deferred financing fees for the six months ended July 2, 2016 and June 27, 2015:

Deferred financing fees
Balance—January 2, 2016	$15,892
Loan origination fees	5,109
Amortization	(1,590)
Balance—July 2, 2016	$19,411

Balance—December 27, 2014	$17,215
Loan origination fees	5,130
Amortization	(1,701)
Write off of deferred financing fees	(5,109)
Balance—June 27, 2015	$15,535

Other—On January 15, 2015, the Company’s wholly-owned subsidiary in British Columbia, Canada entered into an agreement with HSBC for a (i) $6.0 million Canadian dollar (“CAD”) revolving credit commitment to be used for operating activities that bears interest per annum equal to the bank’s prime rate plus 0.20%, (ii) $0.5 million CAD revolving credit commitment to be used for capital equipment that bears interest per annum at the bank’s prime rate plus 0.90% and (iii) $0.4 million CAD revolving credit commitment to provide guarantees on behalf of that subsidiary. There were no amounts outstanding under this agreement as of July 2, 2016 or January 2, 2016.

(8) Debt

Debt consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014

Term Loan, due 2022:
$646.8 million term loan, net of $3.1 million discount at January 2, 2016 and $415.7 million term loan, net of $2.3 million discount at December 27, 2014	643,693	413,369
6 1/8% Senior Notes, due 2023:
$650.0 million senior notes, including a $1.8 million discount at January 2, 2016	648,165
10 1/2% Senior Notes, due 2020:
$625.0 million senior notes, including a $26.5 million net premium at December 27, 2014	—	651,548

Total	1,291,858	1,064,917
Current portion of long-term debt	6,500	5,275

Long-term debt	$1,285,358	$1,059,642

The contractual payments of long-term debt, including current maturities, for the five years subsequent to January 2, 2016, are as follows:

2016	$6,500
2017	6,500
2018	4,875
2019	6,500
2020	8,125
Thereafter	1,264,250

Total	1,296,750
Less: Original issue net discount	(4,892)
Less: Capitalized loan costs	(11,706)

Total debt	$1,280,152

Senior Notes—The 6.125% senior notes due July 15, 2023 (the “2023 Notes”) were issued under an indenture dated July 15, 2015 (as amended and supplemented, the “2015 Indenture”) by Summit LLC and Summit Materials Finance Corp. (collectively, the “Issuers”). The Indenture contains covenants limiting, among other things, Summit LLC and its restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred shares, pay dividends, redeem stock or make other distributions, make certain investments, sell or transfer certain assets, create liens, consolidate, merge, sell or otherwise dispose of all or substantially all of the Company’s assets, enter into certain transactions with affiliates, and designate subsidiaries as unrestricted subsidiaries. The 2015 Indenture also contains customary events of default. Interest on the 2023 Notes is payable semi-annually in arrears on January 15 and July 15 of each year commencing on January 15, 2016.

The Issuers issued $350.0 million in July 2015 and an additional $300.0 million in November 2015 of the 2023 Notes. The net proceeds from the 2023 Notes, with proceeds from the refinancing of the term loan described below, were used to pay the $370.0 million initial purchase price for the Davenport Assets, to redeem $183.0 million plus $153.8 million in aggregate principal amount of the 2020 Notes and pay related fees and expenses. The 2023 Notes were issued at 100% and 99.375% of their par value, respectively.

Through December 27, 2014, the Issuers had issued an aggregate $625.0 million of 2020 Notes under an indenture dated January 30, 2012 (as amended and supplemented, the “2012 Indenture”). The 2012 Indenture contained covenants and events of default generally consistent with the 2015 Indenture. On September 8, 2014 and January 17, 2014, the Issuers issued $115.0 million and $260.0 million, respectively, aggregate principal amount of 2020 Notes (the “Additional Notes”), receiving proceeds of $409.3 million, before payment of fees and expenses and including an aggregate $34.3 million premium. The proceeds from the sale of the Additional Notes were used to fund acquisitions, to make payments on the revolving credit facility and for general corporate purposes. The Additional Notes were treated as a single series with the $250.0 million of 2020 Notes issued in January 2012 (the “Existing Notes”) and had substantially the same terms as those of the Existing Notes. The Additional Notes and the Existing Notes were treated as one class under the 2012 Indenture.

In April, August and November 2015, using proceeds from the IPO, the refinancing of the term loan described below and the proceeds from the 2023 Notes, $288.2 million, $183.0 million and $153.8 million, respectively, aggregate principal amount of the outstanding 2020 Notes were redeemed at a price equal to par plus an applicable premium and the 2012 Indenture was satisfied and discharged. As a result of the redemptions, net charges of $56.5 million were recognized in the year ended January 2, 2016. The fees included $66.6 million for the applicable prepayment premium and $11.9 million for the write-off of deferred financing fees, partially offset by $22.0 million of net benefit from the write-off the original issuance net premium in the year ended January 2, 2016.

As of January 2, 2016 and December 27, 2014, the Company was in compliance with all covenants under the indenture applicable as of each date.

Senior Secured Credit Facilities— Summit LLC has credit facilities that provide for term loans in an aggregate amount of $650.0 million and revolving credit commitments in an aggregate amount of $235.0 million (the “Senior Secured Credit Facilities”). Under the Senior Secured Credit Facilities, required principal repayments of 0.25% of term debt are due on the last business day of each March, June, September and December. The unpaid principal balance is due in full on the maturity date, which is July 17, 2022. On July 17, 2015, Summit LLC refinanced its term loan under the Senior Secured Credit Facilities (the “Refinancing”). The Refinancing, among other things: (i) reduced the applicable margins used to calculate interest rates for term loans under the Senior Secured Credit Facilities to 3.25% for LIBOR rate loans and 2.25% for base rate loans, subject to a LIBOR floor of 1.00% (and one 25 basis point step down upon Summit LLC achieving a certain first lien net leverage ratio); (ii) increased term loans borrowed under the term loan facility from $422.0 million to an aggregate $650.0 million; and (iii) created additional flexibility under the financial maintenance covenants, which are tested quarterly, by increasing the applicable maximum Consolidated First Lien Net Leverage Ratio (as defined in the credit agreement governing the Senior Secured Credit Facilities, the “Credit Agreement”).

On March 11, 2015, Summit LLC entered into Amendment No. 3 to the Credit Agreement, which became effective on March 17, 2015 upon the consummation of the IPO. The amendment: (i) increased the size of the revolving credit facility from $150.0 million to $235.0 million; (ii) extended the maturity date of the revolving credit facility to March 11, 2020; (iii) amended certain covenants; and (iv) permits periodic tax distributions as contemplated in a tax receivable agreement, dated March 11, 2015. As a result of this amendment, $0.4 million of deferred financing charges were recognized in the year ended January 2, 2016.

The revolving credit facility bears interest per annum equal to, at Summit LLC’s option, either (i) a base rate determined by reference to the highest of (a) the federal funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) LIBOR plus 1.00%, plus an applicable margin of 2.25% for base rate loans or (ii) a LIBOR rate determined by reference to Reuters prior to the interest period relevant to such borrowing adjusted for certain additional costs plus an applicable margin of 3.25% for LIBOR rate loans. The interest rate in effect at January 2, 2016 was 4.3%.

There were no outstanding borrowings under the revolving credit facility as of January 2, 2016, leaving remaining borrowing capacity of $210.6 million, which is net of $24.4 million of outstanding letters of credit. The outstanding letters of credit are renewed annually and support required bonding on construction projects and the Company’s insurance liabilities.

Summit LLC’s Consolidated First Lien Net Leverage Ratio, as such term is defined in the Senior Secured Credit Facilities, should be no greater than 4.75:1.0 as of each quarter-end. As of January 2, 2016 and December 27, 2014, Summit LLC was in compliance with all covenants.

Summit LLC’s wholly-owned domestic subsidiary companies, subject to certain exclusions and exceptions, are named as subsidiary guarantors of the 2023 Notes and the Senior Secured Credit Facilities. In addition, Summit LLC has pledged substantially all of its assets as collateral, subject to certain exclusions and exceptions, for the Senior Secured Credit Facilities.

Interest expense related to debt totaled $73.6 million, $78.6 million and $50.1 million for the years ended January 2, 2016, December 27, 2014 and December 28, 2013, respectively. The following table presents the activity for the deferred financing fees for the year ended January 2, 2016 and December 27, 2014:

Deferred financing fees

Balance — December 28, 2013	$11,485

Loan origination fees	9,713
Amortization	(3,983)

Balance — December 27, 2014	$17,215

Loan origination fees	14,246
Amortization	(3,390)
Write off of deferred financing fees	(12,179)

Balance — January 2, 2016	$15,892

Other—On January 15, 2015, the Company’s wholly-owned subsidiary in British Columbia, Canada entered into an agreement with HSBC for a (i) $6.0 million Canadian dollar (“CAD”) revolving credit commitment to be used for operating activities that bears interest per annum equal to the bank’s prime rate plus 0.20%, (ii) $0.5 million CAD revolving credit commitment to be used for capital equipment that bears interest per annum at the bank’s prime rate plus 0.90% and (iii) $0.4 million CAD revolving credit commitment to provide guarantees on behalf of that subsidiary. There were no amounts outstanding under this agreement as of January 2, 2016.